Other non financial assets (Details Narrative) - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Other Non Financial Assets
Mandatory reserve deposits with tax authorities	₨ 204,993	₨ 194,409
Income tax examination, refund adjustment claim with taxing authority, non-current	₨ 1,081	₨ 1,081